Fair Value Measurements and Financial Instruments - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Jan. 25, 2022	Jan. 24, 2022
Cantor Loan
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Unpaid principal balance	$ 22
$8.63 Warrants
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant price (in dollars per share)		$ 8.63	$ 8.63	$ 11.50